Net Operating Revenue (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Lease and rental revenue	R$ 374,801	R$ 253,049	R$ 176,452
Equipment And Framework [Member]
IfrsStatementLineItems [Line Items]
Lease and rental revenue	373,036	251,953	175,673
Facilities Sharing [Member]
IfrsStatementLineItems [Line Items]
Lease and rental revenue	1,529	738	415
Real Estate Lease [Member]
IfrsStatementLineItems [Line Items]
Lease and rental revenue	R$ 236	R$ 358	R$ 364